Provisions	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions	29. PROVISIONS

								Group
	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	90	136	4	47	74	22	7	380
Additional provisions (See Note 8)	45	28	46	16	4	56	168	363
Provisions released (See Note 8)	(8)	—	(8)	(6)	—	—	(1)	(23)
Utilisation and other	(21)	(32)	(95)	(10)	—	(46)	(167)	(371)
Recharge(1)	—	—	20	—	—	—	—	20
Reclassification from provisions to other assets	—	—	36	—	—	—	—	36
At 31 December 2023	106	132	3	47	78	32	7	405
Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group
Provisions expected to be settled within no more than 12 months after 31 December 2023 were £220m (2022: £130m).
a) Customer remediation
Net provisions of £37m were recognised in 2023 for customer remediations. An additional provision of £45m was recognised in 2023 for customer remediation exercises relating to our mortgage book. £30m of this relates to the proposed refund of interest inconsistently charged on mortgage products for customers in
Financial Support, and £10m relates to the proposed refund of early repayment charges paid by a specific group of customers who historically switched mortgage products. The provisions remain subject to change as additional data becomes available and remediation boundaries are finalised.
b) Litigation and other regulatory
Litigation and other regulatory provisions principally comprised amounts in respect of litigation and other regulatory charges, operational loss and operational risk provisions, and related expenses. A number of uncertainties exist with respect to these provisions given the uncertainties inherent in litigation and other regulatory matters, that affect the amount and timing of any potential outflows with respect to which provisions have been established. These provisions are reviewed at least quarterly.
In 2023 there were charges of £12m for legal provisions and £16m for regulatory fees and other issues.
The balance also included an amount in respect of our best estimate of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, further described in Note 31. No further information on the best estimate is provided on the basis that it would be seriously prejudicial.
c) Bank Levy
In 2023, a rate of 0.05% (2022: 0.05%) was charged on long term chargeable equity and liabilities and 0.10% on short-term chargeable liabilities (2022: 0.10%).
d) PropertyProperty provisions include leasehold vacant property provisions, dilapidation provisions for leased properties within the scope of IFRS 16 and decommissioning and disposal costs relating to vacant freehold properties. Leasehold vacant property provisions are made by reference to an estimate of any expected sub-let income, compared to the head rent, and the possibility of disposing of Santander UK’s interest in the lease, taking into account conditions in the property market.
Property provisions included £4m of transformation charges in 2023. These charges consist of costs relating to leasehold head office closures, along with decommissioning costs relating to freehold head office sites which are either closing or consolidating.
e) ECL on undrawn facilities and guarantees
Provisions include expected credit losses relating to guarantees given to third parties and undrawn loan commitments.
f) Restructuring
Restructuring provisions relate to severance costs associated with transformation and organisational changes. The provision includes a charge of £51m as part of our multi-year transformation programme to improve future returns, focused on simplifying, digitising and automating the bank.
g) Other
Other provisions include provisions that do not fit into any of the other categories, such as fraud losses and some categories of operational losses. In 2023, other provisions included charges for operational risk provisions of £163m, including fraud losses of £136m.